Equity (Details) - Schedule of stock option activity	3 Months Ended
Mar. 31, 2022 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,732,368
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.85
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares	(12,829)
Weighted Average Exercise Price, Exercised | $ / shares	$ 12.02
Number of Options, Forfeited | shares	(13,605)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 25.11
Number of Options, Options outstanding | shares	1,705,934
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 29.01
Number of Options, Options exercisable | shares	1,374,696
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 32.04